Felice R. Foundos Partner	111 West Monroe Street Chicago, IL 60603

T 312.845.3000 F 312.701.2361 foundos@chapman.com

[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

November 20, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Wasatch Funds Trust
(Registration Nos. 033-10451 and 811-4920)

Ladies and Gentlemen:

On behalf of Wasatch Funds Trust (the “Registrant”), the Registrant is transmitting for filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, the Registrant’s Post-Effective Amendment No. 67 to its Registration Statement under the Securities Act of 1933 which is Post-Effective Amendment No. 69 under the Investment Company Act of 1940 (the “Amendment”). It is proposed that this Amendment will become effective on November 20, 2012.

We represent it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

If we may cooperate with you in any way in the processing of the Amendment, please contact the undersigned at (312) 845-3864.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Felice R. Foundos
Felice R. Foundos

Enclosures